Fair Value of Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used for Fair Value Measurements (Detail) - Fair Value, Inputs, Level 3 [Member] - LendingClub Corp [Member]
		9 Months Ended		12 Months Ended
		Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015
Minimum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		1.90%		3.40%
Net cumulative expected loss rates	[1]	0.80%		0.30%
Cumulative prepayment rates	[1]	11.30%		8.00%
Total market servicing rates (percent per annum on outstanding principal balance)					[2]
Minimum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		1.90%		3.40%		3.50%
Net cumulative expected loss rates		0.80%	[1]	0.30%	[1]	0.30%	[3]
Cumulative prepayment rates		11.30%	[1]	8.00%	[1]	8.00%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)		0.65%	[4]	0.63%	[2]	0.57%	[4]
Maximum [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		16.50%		15.00%
Net cumulative expected loss rates	[1]	41.40%		33.90%
Cumulative prepayment rates	[1]	43.60%		42.70%
Total market servicing rates (percent per annum on outstanding principal balance)					[2]
Maximum [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		16.50%		15.10%		16.30%
Net cumulative expected loss rates		41.40%	[1]	33.90%	[1]	22.00%	[3]
Cumulative prepayment rates		43.60%	[1]	42.70%	[1]	36.40%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)		0.90%	[4]	0.90%	[2]	0.75%	[4]
Weighted Average [Member] | Performance Incentive Fee Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.80%		7.70%
Net cumulative expected loss rates	[1]	12.70%		13.50%
Cumulative prepayment rates	[1]	31.40%		28.30%
Total market servicing rates (percent per annum on outstanding principal balance)					[2]
Weighted Average [Member] | Servicing Asset Liability [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.70%		7.80%		9.40%
Net cumulative expected loss rates		12.00%	[1]	12.80%	[1]	8.80%	[3]
Cumulative prepayment rates		31.80%	[1]	29.30%	[1]	30.50%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)		0.65%	[4]	0.63%	[2]	0.57%	[4]
Loans Notes And Certificates And Servicing Asset Liability [Member] | Minimum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		1.80%		1.20%		2.90%
Net cumulative expected loss rates		0.80%	[1],[2]	0.30%	[1]	0.30%	[3]
Cumulative prepayment rates		11.30%	[1],[2]	8.00%	[1]	23.40%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)	[2]
Loans Notes And Certificates And Servicing Asset Liability [Member] | Maximum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		17.20%		16.60%		17.50%
Net cumulative expected loss rates		41.40%	[1],[2]	33.90%	[1]	22.00%	[3]
Cumulative prepayment rates		43.60%	[1],[2]	42.70%	[1]	36.40%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)	[2]
Loans Notes And Certificates And Servicing Asset Liability [Member] | Weighted Average [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		8.30%		7.20%		9.00%
Net cumulative expected loss rates		13.50%	[1],[2]	14.60%	[1]	9.90%	[3]
Cumulative prepayment rates		30.90%	[1],[2]	30.70%	[1]	30.80%	[3]
Total market servicing rates (percent per annum on outstanding principal balance)	[2]
Asset-backed Securities, Securitized Loans and Receivables [Member] | Minimum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.00%
Net cumulative expected loss rates	[1],[2]	12.80%
Cumulative prepayment rates	[1],[2]	29.60%
Asset-backed Securities, Securitized Loans and Receivables [Member] | Maximum [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.00%
Net cumulative expected loss rates	[1],[2]	20.30%
Cumulative prepayment rates	[1],[2]	29.60%
Asset-backed Securities, Securitized Loans and Receivables [Member] | Weighted Average [Member]
Fair Value Inputs Assets And Liabilities Quantitative Information [Line Items]
Discount rates		15.00%
Net cumulative expected loss rates	[1],[2]	17.10%
Cumulative prepayment rates	[1],[2]	29.60%

[1]	Expressed as a percentage of the original principal balance of the loan, note or certificate, except for asset-backed securities.
[2]	For asset-backed securities, expressed as a percentage of the outstanding collateral balance.
[3]	Expressed as a percentage of the original principal balance of the loan, note or certificate.
[4]	Includes collection fees estimated to be paid to a hypothetical third-party servicer.